INCOME TAXES (Schedule of Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current	$ 1,282	$ 1,981	$ 1,433
Deferred	313	(970)	(150)
Total taxes on income	1,595	1,011	1,283
Israeli [Member]
Current	336	164	105
Deferred			(1)
Non-Israeli [Member]
Current	946	1,817	1,328
Deferred	$ 313	$ (970)	$ (149)